Other Current Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 9 — OTHER CURRENT ASSETS

	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Prepaid expenses	20,635	—
Balances with government authorities	761,500	507,696
Advance to suppliers	684,818	295,601
Advance to staff	2,616	2,972
TDS Receivables	386,101	297,764
Advance payment of interest on loans	165,924	194,445
Advance payment of commission on loans	105,168	140,000
Other receivables – Balance with a Director	214,458	214,458
	2,341,220	1,652,936

NOTE 8 — OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Balances with government authorities	$507,696	$27,400
Advance to suppliers	295,601	—
Advance to staff	2,972	—
TDS Receivables	297,764	—
Advance payment of interest on loans	194,445	30,000
Advance payment of commission on loans	140,000	22,002
Deferred IPO costs	—	34,164
Other receivables – Balance with Director	214,458	214,458
Prepaid expenses	—	—
	$1,652,936	$328,024